DoubleLine Ultra Short Bond Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 20.2%
2,000,000	ABN AMRO Bank N.V. (3 Month LIBOR USD + 0.57%)	3.09%	^	08/27/2021	2,008,482
2,500,000	Australia and New Zealand Banking Group Ltd. (3 Month LIBOR USD + 0.46%)	2.99%	^	05/17/2021	2,508,725
2,500,000	Bank of Montreal (3 Month LIBOR USD + 0.57%)	2.90%		03/26/2022	2,509,227
1,000,000	BNZ International Funding Ltd. (3 Month LIBOR USD + 0.98%)	3.41%	^	09/14/2021	1,011,326
1,500,000	BP Capital Markets PLC	2.32%		02/13/2020	1,499,723
1,000,000	BP Capital Markets PLC (3 Month LIBOR USD + 0.25%)	2.77%		11/24/2020	1,001,420
500,000	Canadian Imperial Bank of Commerce (3 Month LIBOR USD + 0.31%)	2.91%		10/05/2020	501,113
3,000,000	Canadian Imperial Bank of Commerce (3 Month LIBOR USD + 0.41%)	2.80%		09/20/2019	3,002,577
1,500,000	Credit Agricole Corporate & Investment Bank S.A. (3 Month LIBOR USD + 0.63%)	3.22%		10/03/2021	1,502,939
2,000,000	Diageo Capital PLC (3 Month LIBOR USD + 0.24%)	2.76%		05/18/2020	2,001,509
500,000	HSBC Holdings PLC (3 Month LIBOR USD + 0.60%)	3.12%		05/18/2021	500,475
2,000,000	HSBC Holdings PLC (3 Month LIBOR USD + 0.65%)	3.09%		09/11/2021	2,002,227
3,500,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 0.49%)	3.06%		05/07/2021	3,499,806
1,500,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.65%)	3.24%		07/26/2021	1,506,474
1,700,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 1.06%)	3.51%		09/13/2021	1,718,685
3,000,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.94%)	3.46%		02/28/2022	3,026,061
1,500,000	National Australia Bank Ltd. (3 Month LIBOR USD + 0.72%)	3.24%	^	05/22/2022	1,511,702
1,000,000	National Australia Bank Ltd. (3 Month LIBOR USD + 0.89%)	3.47%		01/10/2022	1,010,784
2,300,000	Rabobank (3 Month LIBOR USD + 0.83%)	3.41%		01/10/2022	2,325,945
1,500,000	Reckitt Benckiser Treasury Services Plc (3 Month LIBOR USD + 0.56%)	2.90%	^	06/24/2022	1,495,391
2,000,000	Royal Bank of Canada (3 Month LIBOR USD + 0.47%)	3.05%		04/29/2022	2,005,438
3,000,000	Santander UK PLC (3 Month LIBOR USD + 0.66%)	3.18%		11/15/2021	3,009,833
1,500,000	Siemens Financieringsmaatschappij N.V. (3 Month LIBOR USD + 0.61%)	3.02%	^	03/16/2022	1,507,948
500,000	Sumitomo Mitsui Financial Group, Inc. (3 Month LIBOR USD + 1.68%)	4.13%		03/09/2021	510,463
2,000,000	UBS AG (3 Month LIBOR USD + 0.58%)	3.03%	^	06/08/2020	2,010,756
1,000,000	UBS Group Funding Switzerland AG (3 Month LIBOR USD + 1.53%)	4.11%	^	02/01/2022	1,023,345
250,000	Westpac Banking Corporation (3 Month LIBOR USD + 0.56%)	3.08%		08/19/2019	250,218
2,000,000	Westpac Banking Corporation (3 Month LIBOR USD + 1.00%)	3.54%		05/13/2021	2,027,537

Total Foreign Corporate Bonds (Cost $48,410,209)					48,490,129

US Corporate Bonds - 28.3%
1,000,000	Allstate Corporation (3 Month LIBOR USD + 0.43%)	2.76%		03/29/2021	1,002,108
1,500,000	Allstate Corporation (3 Month LIBOR USD + 0.63%)	2.96%		03/29/2023	1,496,871
1,600,000	Altria Group, Inc.	9.25%		08/06/2019	1,610,071
3,000,000	American Express Company (3 Month LIBOR USD + 0.60%)	3.17%		11/05/2021	3,016,411
2,000,000	American Honda Finance Corporation (3 Month LIBOR USD + 0.29%)	2.74%		12/10/2021	1,996,958
2,500,000	Bank of America Corporation (3 Month LIBOR USD + 1.18%)	3.77%		10/21/2022	2,532,342
475,000	BMW Capital LLC (3 Month LIBOR USD + 0.41%)	2.82%	^	09/13/2019	475,370
2,220,000	BMW US Capital LLC (3 Month LIBOR USD + 0.53%)	3.12%	^	04/14/2022	2,224,552
1,000,000	Bristol-Myers Squibb Company (3 Month LIBOR USD + 0.38%)	2.90%	^	05/16/2022	1,002,766
1,000,000	Caterpillar Financial Services Corporation (3 Month LIBOR USD + 0.39%)	2.92%		05/17/2021	1,002,750
1,000,000	Caterpillar Financial Services Corporation (3 Month LIBOR USD + 0.59%)	3.06%		06/06/2022	1,005,446
2,000,000	Citibank NA (3 Month LIBOR USD + 0.60%)	3.12%		05/20/2022	2,003,254
1,000,000	Citigroup, Inc. (3 Month LIBOR USD + 0.96%)	3.54%		04/25/2022	1,008,812
2,500,000	Comcast Corporation (3 Month LIBOR USD + 0.44%)	2.76%		10/01/2021	2,510,623
2,500,000	Daimler Finance North America LLC (3 Month LIBOR USD + 0.67%)	3.24%	^	11/05/2021	2,507,672
1,000,000	DuPont de Nemours, Inc. (3 Month LIBOR USD + 0.71%)	3.23%		11/15/2020	1,006,785
2,000,000	Fifth Third Bank (3 Month LIBOR USD + 0.44%)	3.03%		07/26/2021	2,004,542
2,500,000	Gilead Sciences, Inc.	2.35%		02/01/2020	2,497,865
2,500,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.11%)	3.70%		04/26/2022	2,521,917
2,500,000	International Business Machines Corporation (3 Month LIBOR USD + 0.40%)	2.94%		05/13/2021	2,507,297
2,500,000	Jackson National Life Global Funding (3 Month LIBOR USD + 0.48%)	2.93%	^	06/11/2021	2,508,018
2,000,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.61%)	3.01%		06/18/2022	2,004,424
1,000,000	Mead Johnson Nutrition Company	4.90%		11/01/2019	1,007,485
3,000,000	Metropolitan Life Global Funding (3 Month LIBOR USD + 0.23%)	2.82%	^	01/08/2021	3,000,900
1,500,000	Morgan Stanley (3 Month LIBOR USD + 0.55%)	3.10%		02/10/2021	1,502,028
1,000,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	3.52%		07/22/2022	1,006,587
500,000	New York Life Global Funding (3 Month LIBOR USD + 0.32%)	2.89%	^	08/06/2021	501,142
3,000,000	Nissan Motor Acceptance Corporation (3 Month LIBOR USD + 0.52%)	2.93%	^	03/15/2021	2,993,090
2,500,000	PNC Bank (3 Month LIBOR USD + 0.25%)	2.84%		01/22/2021	2,501,927
2,000,000	Prudential Financial, Inc.	5.38%		06/21/2020	2,059,508
2,695,000	QUALCOMM, Inc. (3 Month LIBOR USD + 0.73%)	3.31%		01/30/2023	2,705,499
1,000,000	Raytheon Company	4.40%		02/15/2020	1,012,185
1,600,000	Rockwell Automation, Inc.	2.05%		03/01/2020	1,595,970
1,500,000	SunTrust Bank	2.25%		01/31/2020	1,498,965
1,000,000	SunTrust Bank (3 Month LIBOR USD + 0.59%)	3.12%		05/17/2022	1,001,931
250,000	Toyota Motor Credit Corporation (3 Month LIBOR USD + 0.26%)	2.85%		04/17/2020	250,413
2,500,000	Volkswagen Group of America Finance LLC (3 Month LIBOR USD + 0.94%)	3.48%	^	11/12/2021	2,520,937
2,500,000	Wells Fargo Bank NA (3 Month LIBOR USD + 0.62%)	3.14%		05/27/2022	2,506,055

Total US Corporate Bonds (Cost $68,013,661)					68,111,476

Short Term Investments - 52.9%

Commercial Paper - 49.2%
1,000,000	Apple, Inc.	0.00%	^	07/08/2019	999,356
1,500,000	Apple, Inc.	0.00%	^	09/03/2019	1,493,638
2,500,000	Atmos Energy Corporation	0.00%	^	07/08/2019	2,498,356
2,000,000	Bank of Nova Scotia	0.00%	^	08/02/2019	1,995,217
1,000,000	Bank of Nova Scotia	0.00%	^	08/27/2019	995,858
1,010,000	BASF SE	0.00%	^	07/25/2019	1,008,224
1,000,000	BASF SE	0.00%	^	07/30/2019	997,911
1,500,000	BASF SE	0.00%	^	07/31/2019	1,497,025
1,000,000	BNP Paribas S.A.	0.00%		07/02/2019	999,735
1,500,000	BOEING Company	0.00%	^	07/10/2019	1,498,829
1,000,000	BOEING Company	0.00%	^	08/14/2019	996,885
2,000,000	BOEING Company	0.00%	^	09/04/2019	1,990,820
1,500,000	BPCE SA	0.00%	^	10/01/2019	1,491,232
500,000	Canadian National Railway Company	0.00%	^	07/22/2019	499,209
1,000,000	Canadian National Railway Company	0.00%	^	09/03/2019	995,571
2,000,000	Canadian National Railway Company	0.00%	^	09/04/2019	1,991,009
1,500,000	Chevron Corporation	0.00%	^	07/29/2019	1,497,049
2,500,000	Coca Cola Company	0.00%	^	09/03/2019	2,489,285
2,000,000	Credit Suisse First Boston LLC	0.00%		08/16/2019	1,993,671
3,500,000	Emerson Electric Company	0.00%	^	07/26/2019	3,493,616
1,000,000	EXXON Corporation	0.00%		07/05/2019	999,552
1,500,000	EXXON Corporation	0.00%		07/10/2019	1,498,845
1,000,000	EXXON Corporation	0.00%		07/23/2019	998,401
1,500,000	General Dynamics Corporation	0.00%	^	07/02/2019	1,499,604
1,000,000	General Dynamics Corporation	0.00%	^	07/10/2019	999,215
2,500,000	GlaxoSmithKline Capital PLC	0.00%	^	07/16/2019	2,496,999
1,000,000	GlaxoSmithKline Capital PLC	0.00%	^	07/22/2019	998,396
1,000,000	GlaxoSmithKline Capital PLC	0.00%	^	08/21/2019	996,383
1,000,000	Groupe BPCE	0.00%	^	09/09/2019	995,525
750,000	HENKEL Corporation	0.00%	^	07/11/2019	749,358
500,000	HENKEL Corporation	0.00%	^	08/01/2019	498,878
1,500,000	HENKEL Corporation	0.00%	^	08/07/2019	1,496,037
1,000,000	HENKEL Corporation	0.00%	^	09/09/2019	995,182
1,000,000	Hershey Company	0.00%	^	07/01/2019	999,806
2,500,000	Hershey Company	0.00%	^	07/15/2019	2,497,232
1,500,000	John Deere Capital Corporation	0.00%	^	07/24/2019	1,497,493
1,000,000	JP Morgan Securities, Inc.	0.00%		01/03/2020	988,208
2,500,000	Koch Industries, Inc.	0.00%		07/08/2019	2,498,385
1,000,000	Koch Industries, Inc.	0.00%		07/15/2019	998,902
1,000,000	Komatsu Finance America, Inc.	0.00%	^	07/02/2019	999,739
1,000,000	Komatsu Finance America, Inc.	0.00%	^	07/16/2019	998,822
1,000,000	Komatsu Finance America, Inc.	0.00%	^	07/29/2019	997,972
1,500,000	Komatsu Finance America, Inc.	0.00%	^	09/03/2019	1,493,412
1,500,000	Macquarie Bank Ltd.	0.00%	^	08/23/2019	1,494,507
900,000	Macquarie Bank Ltd.	0.00%	^	10/25/2019	893,175
1,000,000	Metlife Funding LLC	0.00%	^	07/05/2019	999,532
1,500,000	National Bank of Canada	0.00%	^	07/19/2019	1,497,924
1,000,000	Nestle Capital Corporation	0.00%		07/16/2019	999,021
2,500,000	Nestle Capital Corporation	0.00%		09/06/2019	2,489,024
1,250,000	New York Life Capital Corporation	0.00%	^	08/01/2019	1,247,219
2,000,000	Novartis Finance Corporation	0.00%	^	07/15/2019	1,997,804
1,500,000	Novartis Finance Corporation	0.00%	^	08/01/2019	1,496,672
1,500,000	NSTAR Electric Company	0.00%		07/01/2019	1,499,704
1,000,000	PACCAR Financial Corporation	0.00%		07/09/2019	999,276
1,000,000	PACCAR Financial Corporation	0.00%		07/15/2019	998,880
1,000,000	PACCAR Financial Corporation	0.00%		07/29/2019	997,955
2,500,000	PepsiCo, Inc.	0.00%	^	07/11/2019	2,497,886
2,500,000	PFIZER, Inc.	0.00%	^	08/26/2019	2,490,556
2,500,000	Providence of British Columbia	0.00%		07/05/2019	2,498,875
1,000,000	Providence of British Columbia	0.00%		07/10/2019	999,226
2,500,000	Roche Holdings, Inc.	0.00%	^	07/08/2019	2,498,390
1,000,000	Schlumberger Holdings Corporation	0.00%	^	07/02/2019	999,932
2,500,000	Schlumberger Holdings Corporation	0.00%	^	07/12/2019	2,497,715
1,000,000	Schlumberger Holdings Corporation	0.00%	^	08/06/2019	997,452
1,500,000	Simon Property Group LP	0.00%	^	08/12/2019	1,495,537
2,000,000	Sumitomo Mitsui Banking Corporation	0.00%	^	07/09/2019	1,998,544
1,000,000	Toronto-Dominion Bank	0.00%	^	07/31/2019	997,796
1,000,000	Toronto-Dominion Bank	0.00%	^	10/18/2019	992,907
1,500,000	Total Capital Canada Ltd.	0.00%	^	07/02/2019	1,499,600
1,000,000	Total Capital Canada Ltd.	0.00%	^	07/03/2019	999,667
1,000,000	Total Capital SA	0.00%	^	07/08/2019	999,348
1,000,000	Toyota Motor Credit Corporation	0.00%		07/19/2019	998,644
1,500,000	Toyota Motor Credit Corporation	0.00%		09/05/2019	1,493,333
1,000,000	Toyota Motor Credit Corporation	0.00%		01/10/2020	987,859
2,500,000	Unilever Capital Corporation	0.00%	^	08/27/2019	2,490,229
1,500,000	Unilever Capital Corporation	0.00%	^	10/01/2019	1,490,749
2,500,000	United Parcel Service	0.00%	^	03/02/2020	2,460,251
700,000	Walmart, Inc.	0.00%	^	07/01/2019	699,865
2,500,000	Walmart, Inc.	0.00%	^	08/12/2019	2,492,719
2,500,000	Walt Disney Company	0.00%	^	09/10/2019	2,488,160

					118,290,775

US Treasury Bills - 2.1%
1,500,000	United States Treasury Bills	0.00%		07/05/2019	1,499,676
1,500,000	United States Treasury Bills	0.00%		08/15/2019	1,496,133
2,000,000	United States Treasury Bills	0.00%		10/24/2019	1,987,365

					4,983,174

Money Market Funds - 1.6%
1,350,674	First American Government Obligations Fund - Class U	2.31%	◆		1,350,674
1,350,674	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		1,350,674
1,350,674	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		1,350,674

					4,052,022

Total Short Term Investments (Cost $127,323,223)					127,325,971

Total Investments - 101.4% (Cost $243,747,093)					243,927,576
Liabilities in Excess of Other Assets - (1.4)%					(3,378,421)

NET ASSETS - 100.0%					$240,549,155

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $123,165,401 or 51.2% of net assets.

◆	Seven-day yield as of June 30, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Commercial Paper	49.2%
US Corporate Bonds	28.3%
Foreign Corporate Bonds	20.2%
US Treasury Bills	2.1%
Money Market Funds	1.6%
Other Assets and Liabilities	(1.4)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	33.7%
Automotive	8.1%
Energy	7.8%
Pharmaceuticals	7.0%
Food Products	6.0%
Insurance	5.4%
Diversified Manufacturing	4.6%
Consumer Products	4.2%
Short Term Investments	3.7%
Aerospace & Defense	3.2%
Technology	3.1%
Transportation	2.4%
Media	2.2%
Chemicals/Plastics	1.8%
Utilities	1.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.5%
Construction	1.4%
Retailers (other than Food/Drug)	1.4%
Finance	0.9%
Beverage and Tobacco	0.7%
Real Estate	0.6%
Other Assets and Liabilities	(1.4)%

100.0%

Notes to Schedule of Investments June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund and Doubleline Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,501,245,135	$458,192,157	$64,170,160	$52,369,809	$80,161,041	$3,509,571

Affiliated Mutual Funds	—	1,391,458,534	—	64,575,934	49,800,000	—

Exchange Traded Funds and Common Stocks	—	1,356,900	2,284,975	61,757,005	893,288	—

Real Estate Investment Trusts	—	—	—	2,806,856	—	—

Total Level 1	1,501,245,135	1,851,007,591	66,455,135	181,509,604	130,854,329	3,509,571

Level 2

US Government and Agency Mortgage Backed Obligations	23,467,181,842	1,718,237,591	—	6,087,768	332,697,127	—

Non-Agency Residential Collateralized Mortgage Obligations	13,870,898,355	1,027,265,278	—	14,160,060	1,297,177,522	—

US Government and Agency Obligations	4,347,742,046	1,934,647,087	—	—	334,382,654	—

Non-Agency Commercial Mortgage Backed Obligations	4,054,353,569	904,306,978	—	—	1,218,474,368	—

Collateralized Loan Obligations	2,735,122,973	359,897,695	—	1,284,588	1,153,027,870	1,958,049

Asset Backed Obligations	2,302,971,883	245,068,650	—	846,395	600,025,403	—

Other Short Term Investments	1,247,801,399	434,044,008	—	11,929,239	184,626,531	—

Foreign Corporate Bonds	—	1,570,839,774	1,097,600,865	—	1,124,706,881	6,295,663

US Corporate Bonds	—	1,493,481,314	—	—	402,182,531	37,728,192

Bank Loans	—	482,197,081	—	—	357,514,311	379,722,586

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	136,201,540	90,823,871	—	58,287,790	—

Municipal Bonds	—	10,719,414	—	—	—	—

Total Level 2	52,026,072,067	10,316,906,410	1,188,424,736	34,308,050	7,063,102,988	425,704,490

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	304,336,700	40,889,022	—	952,690	1,265,984	—

Asset Backed Obligations	—	8,645,077	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,467,652	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	1	—	—	—

Total Level 3	304,336,700	53,052,753	82,504	952,690	1,265,984	—

Total	$53,831,653,902	$12,220,966,754	$1,254,962,375	$216,770,344	$7,195,223,301	$429,214,061

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$1,186,553	$—	$—

Total Level 1	—	—	—	1,186,553	—	—

Level 2

Excess Return Swaps	—	—	—	4,238,171	—	—

Forward Currency Exchange Contracts	—	—	—	24,621	—	—

Total Level 2	—	—	—	4,262,792	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$5,449,345	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$372,839,493	$60,573,027	$5,132,014	$1,919,487	$38,402,511	$4,661,618

Affiliated Mutual Funds	200,149,451	98,118,347	—	—	—	—

Exchange Traded Funds and Common Stock	—	55,684	212,483	—	—	—

Total Level 1	572,988,944	158,747,058	5,344,497	1,919,487	38,402,511	4,661,618

Level 2

Collateralized Loan Obligations	883,965,159	218,861,055	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	856,607,591	147,592,980	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	788,584,247	266,652,250	—	—	—	—

Foreign Corporate Bonds	580,492,685	225,599,524	203,315,557	—	—	—

US Government and Agency Obligations	562,972,089	46,436,958	—	24,686,970	—	234,309,765

Bank Loans	516,108,185	104,524,399	—	—	—	—

Other Short Term Investments	456,884,469	—	—	3,672,854	401,666,910	—

Asset Backed Obligations	437,560,617	59,693,847	—	—	—	—

US Government and Agency Mortgage Backed Obligations	435,802,395	13,126,344	—	59,002,617	—	—

US Corporate Bonds	336,866,606	99,287,881	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33,771,981	16,198,696	24,466,171	—	—	919,643,822

Total Level 2	5,889,616,024	1,197,973,934	227,781,728	87,362,441	401,666,910	1,153,953,587

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,265,672	477,174	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	31,211,480	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,267,170	31,690,154	4,494	—	—	—

Total	$6,464,872,138	$1,388,411,146	$233,130,719	$89,281,928	$440,069,421	$1,158,615,205

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$356,068	$—	$—

Total Level 1	—	—	—	356,068	—	—

Level 2

Excess Return Swaps	284,743,977	—	—	—	18,459,485	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	284,743,977	—	—	—	18,459,485	—

Level 3	—	—	—	—	—	—

Total	$284,743,977	$—	$—	$356,068	$18,459,485	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund

Investments in Securities

Level 1

Money Market Funds	$23,346,976	$4,052,022	$6,357,372	$3,798,084	$10,000,000

Affiliated Mutual Funds	—	—	5,902,549	—	—

Total Level 1	23,346,976	4,052,022	12,259,921	3,798,084	10,000,000

Level 2

Asset Backed Obligations	246,020,408	—	4,698,452	8,553,108	—

US Corporate Bonds	157,375,655	68,111,476	4,021,379	7,997,083	—

Foreign Corporate Bonds	100,403,384	48,490,129	5,455,203	9,886,010	—

Commercial Paper	—	118,290,775	—	—	—

Other Short Term Investments	—	4,983,174	398,161	7,174,369	—

Collateralized Loan Obligations	—	—	9,879,656	17,298,747	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	7,898,124	16,537,229	—

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,684,032	14,959,556	—

US Government and Agency Mortgage Backed Obligations	—	—	5,370,985	7,922,035	—

US Government and Agency Obligations	—	—	2,701,783	22,587,907	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	70,333	586,838	—

Bank Loans	—	—	—	6,765,844	—

Total Level 2	503,799,447	239,875,554	48,178,108	120,268,726	—

Level 3

Foreign Corporate Bonds	10,510,043	—	—	—	—

Asset Backed Obligations	4,477,833	—	—	—	—

Total Level 3	14,987,876	—	—	—	—

Total	$542,134,299	$243,927,576	$60,438,029	$124,066,810	$10,000,000

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(1,124,969)	—	—

Excess Return Swaps	—	—	3,240,159	11,938,843	—

Total Level 2	—	—	2,115,190	11,938,843	—

Level 3	—	—	—	—	—

Total	$—	$—	$2,115,190	$11,938,843	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$6,606	$(950,466)	$130,575	$132,843	$(38,769)	$-	$-	$31,211,480	$(958,143)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(25,101)	-	-	-	-	-	477,174	(25,101)
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$6,606	$(1,171,067)	$130,575	$329,843	$(38,769)	$-	$-	$31,690,154	$(983,244)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$-	$222,722	$(679)	$-	$-	$-	$-	$10,510,043	$237,022
Asset Backed Obligations	4,987,050	2,565	1,152	-	-	(512,934)	-	-	4,477,833	2,663

Total	$15,275,050	$2,565	$223,874	$(679)	$-	$(512,934)	$-	$-	$14,987,876	$239,685

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,211,480	Market Comparables	Market Quotes	$90.31 - $104.69 ($97.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$477,174	Market Comparables	Yields	38.27% (38.27%)	Increase in yields would have resulted in the decrease in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,510,043	Market Comparables	Market Quotes	$106.50 ($106.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,477,833	Market Comparables	Market Quotes	$99.86 ($99.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.